Note 3 - Stockholders' Equity (Deficit), Stock Options and Warrants - Schedule of Listing of Stock Options and Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Shares, options (in shares)	3,448,885	2,764,983
Shares, warrants (in shares)	3,319,265	1,951,257
Warrant exercises, exercise price per share (in dollars per share)
Minimum [Member]
Price, options (in dollars per share)	0.91	$ 1.01
Warrant exercises, exercise price per share (in dollars per share)	0	0
Maximum [Member]
Price, options (in dollars per share)	596.25	596.25
Warrant exercises, exercise price per share (in dollars per share)	$ 609.38	$ 609.38
Warrants 2013 [Member]
Shares, warrants (in shares)		10,705
Warrants 2013 [Member] | Minimum [Member]
Warrant exercises, exercise price per share (in dollars per share)		$ 93.75
Warrants 2013 [Member] | Maximum [Member]
Warrant exercises, exercise price per share (in dollars per share)		$ 371.25
Warrants 2014 [Member]
Shares, warrants (in shares)	6,455	6,455
Warrants 2014 [Member] | Minimum [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 243.75	$ 243.75
Warrants 2014 [Member] | Maximum [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 609.38	$ 609.38
Warrants 2015 [Member]
Shares, warrants (in shares)	94,151	94,152
Warrants 2015 [Member] | Minimum [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 0	$ 0
Warrants 2015 [Member] | Maximum [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 243.75	$ 243.75
Warrants 2016 [Member]
Shares, warrants (in shares)	252,333	756,999
Warrant exercises, exercise price per share (in dollars per share)	$ 1	$ 4.46
Warrants 2017 [Member]
Shares, warrants (in shares)	1,082,946	1,082,946
Warrants 2017 [Member] | Minimum [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 1.07	$ 1.07
Warrants 2017 [Member] | Maximum [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 2.25	$ 2.25
Stock Options 2011 [Member]
Shares, options (in shares)	173	173
Price, options (in dollars per share)	$ 281.25	$ 281.25
Stock Options 2012 [Member]
Shares, options (in shares)	1,841	1,841
Stock Options 2012 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 131.25	$ 131.25
Stock Options 2012 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 150	$ 150
Stock Options 2013 [Member]
Shares, options (in shares)	1,553	1,553
Stock Options 2013 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 148.13	$ 148.13
Stock Options 2013 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 596.25	$ 596.25
Stock Options 2014 [Member]
Shares, options (in shares)	836	835
Stock Options 2014 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 162.50	$ 162.50
Stock Options 2014 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 431.25	$ 431.25
Stock Options 2015 [Member]
Shares, options (in shares)	4,088	4,088
Stock Options 2015 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 65.75	$ 65.75
Stock Options 2015 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 86.25	$ 86.25
Stock Options 2016 [Member]
Shares, options (in shares)	100,292	144,423
Stock Options 2016 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 2.25	$ 2.25
Stock Options 2016 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 5.13	$ 5.13
Stock Options 2017 [Member]
Shares, options (in shares)	2,503,152	2,612,070
Stock Options 2017 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 1.01	$ 1.01
Stock Options 2017 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 2.10	$ 2.10